SCHEDULE OF PURCHASE PRICE CONSIDERATION (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Nov. 20, 2024	Sep. 17, 2024	Dec. 31, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Cash and cash equivalents			$ 1,489,581	$ 11,707,417
Inventories			259,086
Prepaid expense and other current assets			114,379	416,799
Property and equipment, net			650,119
Intangible assets, net			1,534,349
Operating lease right-of-use assets			1,187,640
Long-term prepayments			398,834
Other assets			352,802
Accounts payable			(399,037)	$ (1,108)
Accrued liabilities and other current liabilities			(354,557)
Advance from customers			(726,857)
Operating lease liabilities, current			(832,314)
Current portion of long-term loans			(35,742)
Income tax payable			(47,229)
Deferred tax liabilities			(345,269)
Operating lease liabilities, non-current			(405,107)
Other liabilities			(269,155)
Total identifiable net assets			2,571,523
Goodwill	$ 4,780,616	$ 4,613,784	3,154,067		$ 3,590,791
Total purchase consideration			$ 5,725,590